UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 10.1%
Banco del Estado de Chile, 0.27%, 11/14/2013	3,000,000	3,000,000
Caisse des Depots et Consignations, 1.25%, 9/20/2013	8,000,000	8,010,509
China Construction Bank Corp., 0.39%, 8/28/2013	10,000,000	10,000,000
DnB Bank ASA:
0.19%, 10/3/2013	10,000,000	10,000,000
0.23%, 11/20/2013	10,000,000	10,000,000
DZ Bank AG:
0.21%, 8/2/2013	5,000,000	5,000,000
0.21%, 8/12/2013	4,000,000	4,000,000
Industrial & Commercial Bank of China, 0.4%, 8/28/2013	29,000,000	29,000,000
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	10,000,000	9,997,425
Mizuho Corporate Bank Ltd.:
0.23%, 9/9/2013	5,500,000	5,500,000
0.24%, 8/9/2013	4,200,000	4,200,000
Natixis, 0.25%, 8/2/2013	10,000,000	10,000,019
Nordea Bank Finland PLC, 0.25%, 9/9/2013	10,000,000	10,000,000
Norinchukin Bank, 0.24%, 8/9/2013	3,000,000	3,000,000
Rabobank Nederland NV:
0.27%, 9/9/2013	5,000,000	5,000,000
0.405%, 1/8/2014	3,000,000	3,001,792
Sumitomo Mitsui Banking Corp.:
0.1%, 8/5/2013	18,000,000	18,000,000
0.24%, 8/23/2013	3,000,000	3,000,000

Total Certificates of Deposit and Bank Notes (Cost $150,709,745)		150,709,745
Commercial Paper 28.7%
Issued at Discount ** 26.2%
Antalis U.S. Funding Corp., 144A, 0.2%, 8/1/2013	10,000,000	10,000,000
Autobahn Funding Co., LLC, 144A, 0.12%, 8/1/2013	12,500,000	12,500,000
Bedford Row Funding Corp.:
144A, 0.39%, 10/21/2013	3,500,000	3,496,929
144A, 0.42%, 1/3/2014	3,500,000	3,493,671
Caisse Centrale Desjardins du Quebec, 0.205%, 8/19/2013	10,000,000	9,998,975
Caisse des Depots et Consignations, 144A, 0.22%, 9/5/2013	10,000,000	9,997,861
Colgate-Palmolive Co.:
0.05%, 8/1/2013	14,496,000	14,496,000
0.05%, 8/6/2013	35,000,000	34,999,757
Collateralized Commercial Paper II Co., LLC:
144A, 0.225%, 9/16/2013	9,000,000	8,997,412
144A, 0.225%, 9/17/2013	11,500,000	11,496,622
144A, 0.225%, 10/3/2013	10,000,000	9,996,062
DnB Bank ASA, 0.12%, 8/5/2013	39,000,000	38,999,480
Erste Abwicklungsanstalt:
0.24%, 8/1/2013	3,000,000	3,000,000
0.43%, 8/13/2013	5,000,000	4,999,283
Gotham Funding Corp., 144A, 0.16%, 8/7/2013	20,000,000	19,999,467
Kells Funding LLC:
144A, 0.13%, 8/1/2013	35,000,000	35,000,000
144A, 0.22%, 9/18/2013	3,000,000	2,999,120
144A, 0.25%, 9/17/2013	5,000,000	4,998,368
144A, 0.25%, 9/20/2013	5,000,000	4,998,264
144A, 0.26%, 8/19/2013	8,000,000	7,998,960
144A, 0.26%, 8/27/2013	5,000,000	4,999,061
Natixis U.S. Finance Co., LLC:
0.11%, 8/1/2013	41,000,000	41,000,000
0.14%, 8/8/2013	5,000,000	4,999,864
Nederlandse Waterschapsbank NV, 0.2%, 10/7/2013	5,000,000	4,998,139
Nissan Motor Acceptance Corp., 0.3%, 8/5/2013	5,000,000	4,999,833
Nordea North America, Inc.:
0.24%, 11/8/2013	5,000,000	4,996,700
0.26%, 8/26/2013	8,000,000	7,998,556
Oversea-Chinese Banking Corp., Ltd., 0.17%, 8/1/2013	20,000,000	20,000,000
Regency Markets No. 1 LLC, 144A, 0.14%, 8/2/2013	28,288,000	28,287,890
Skandinaviska Enskilda Banken AB, 0.235%, 10/3/2013	8,500,000	8,496,504
UOB Funding LLC, 0.25%, 8/26/2013	10,000,000	9,998,264

		393,241,042
Issued at Par * 2.5%
ASB Finance Ltd., 144A, 0.403%, 9/4/2013	8,500,000	8,500,000
Australia & New Zealand Banking Group Ltd., 144A, 0.3%, 12/6/2013	4,000,000	4,000,000
BNZ International Funding Ltd., 144A, 0.344%, 10/23/2013	4,000,000	4,000,000
Kells Funding LLC, 144A, 0.291%, 10/21/2013	3,000,000	3,000,006
Westpac Banking Corp.:
144A, 0.285%, 9/3/2013	5,000,000	5,000,000
144A, 0.31%, 11/29/2013	13,250,000	13,250,000

		37,750,006

Total Commercial Paper (Cost $430,991,048)		430,991,048
Short-Term Notes * 6.4%
Bank of Nova Scotia:
0.21%, 8/9/2013	9,000,000	9,000,000
0.26%, 1/10/2014	8,000,000	8,000,000
Commonwealth Bank of Australia, 144A, 0.25%, 6/11/2014	4,500,000	4,500,000
Kommunalbanken AS, 144A, 0.16%, 2/26/2014	7,500,000	7,500,000
National Australia Bank Ltd., 0.274%, 8/13/2013	8,500,000	8,500,000
Rabobank Nederland NV:
0.335%, 1/27/2014	10,000,000	10,000,000
144A, 0.484%, 8/16/2014	12,000,000	12,000,000
Royal Bank of Canada, 0.31%, 2/28/2014	8,000,000	8,000,000
Wells Fargo Bank NA, 0.181%, 11/22/2013	10,000,000	10,000,000
Westpac Banking Corp.:
0.31%, 11/15/2013	10,000,000	10,000,000
0.452%, 8/9/2013	9,000,000	9,000,000

Total Short-Term Notes (Cost $96,500,000)		96,500,000
Government & Agency Obligations 7.7%
U.S. Government Sponsored Agencies 6.7%
Federal Farm Credit Bank, 0.22% *, 10/29/2014	4,000,000	4,000,763
Federal Home Loan Bank:
0.17% *, 11/8/2013	3,500,000	3,499,622
0.18%, 3/7/2014	5,000,000	4,999,851
0.5%, 8/28/2013	7,000,000	7,001,543
Federal Home Loan Mortgage Corp.:
0.099% **, 12/20/2013	10,000,000	9,996,083
0.11% **, 2/4/2014	15,000,000	14,991,429
0.116% **, 8/26/2013	12,000,000	11,999,000
0.13% **, 8/13/2013	12,500,000	12,499,417
Federal National Mortgage Association:
0.146% **, 9/3/2013	25,000,000	24,996,563
0.147% **, 9/16/2013	6,000,000	5,998,850

		99,983,121
U.S. Treasury Obligations 1.0%
U.S. Treasury Notes:
0.5%, 10/15/2013	6,800,000	6,804,407
0.5%, 11/15/2013	8,000,000	8,008,040

		14,812,447

Total Government & Agency Obligations (Cost $114,795,568)		114,795,568
Time Deposits 12.1%
BNP Paribas, 0.06%, 8/1/2013	39,000,000	39,000,000
Citibank NA, 0.09%, 8/1/2013	50,000,000	50,000,000
Credit Agricole Corporate & Investment Bank, 0.1%, 8/1/2013	43,000,000	43,000,000
National Australia Bank Ltd., 0.06%, 8/1/2013	50,000,000	50,000,000

Total Time Deposits (Cost $182,000,000)		182,000,000
Municipal Bonds and Notes 2.2%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.06% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	20,000,000	20,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	13,000,000	13,023,496

Total Municipal Bonds and Notes (Cost $33,023,496)		33,023,496
Repurchase Agreements 32.8%
Citigroup Global Markets, Inc., 0.06%, dated 7/31/2013, to be repurchased at $190,000,317 on 8/1/2013 (a)	190,000,000	190,000,000
JPMorgan Securities, Inc., 0.08%, dated 7/31/2013, to be repurchased at $15,000,033 on 8/1/2013 (b)	15,000,000	15,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $8,032,444 on 3/18/2014 (c)	8,000,000	8,000,000
Merrill Lynch & Co., Inc., 0.04%, dated 7/26/2013, to be repurchased at $124,000,964 on 8/2/2013 (d)	124,000,000	124,000,000
Merrill Lynch & Co., Inc., 0.06%, dated 7/31/2013, to be repurchased at $18,451,576 on 8/1/2013 (e)	18,451,545	18,451,545
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $20,017,567 on 9/3/2013 (f)	20,000,000	20,000,000
Morgan Stanley & Co., Inc., 0.08%, dated 7/31/2013, to be repurchased at $106,000,236 on 8/1/2013 (g)	106,000,000	106,000,000
The Toronto-Dominion Bank, 0.12%, dated 7/31/2013, to be repurchased at $11,500,038 on 8/1/2013 (h)	11,500,000	11,500,000

Total Repurchase Agreements (Cost $492,951,545)		492,951,545

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,500,971,402) †	100.0	1,500,971,402
Other Assets and Liabilities, Net	0.0	249,757

Net Assets	100.0	1,501,221,159

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of July 31, 2013.
†	The cost for federal income tax purposes was $1,500,971,402.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,830,500	U.S. Treasury Inflation Indexed Bond	3.875	4/15/2029	3,740,145
193,504,200	U.S. Treasury Notes	0.25-2.625	6/30/2014-5/31/2019	190,059,909
Total Collateral Value				193,800,054

(b)
Collateralized by $100,216,749 Federal National Mortgage Association - Interest Only, with the various coupon rates from 3.0-6.0%, with various  maturity dates of 3/25/2028-6/25/2043 with a value of $15,300,228.

(c)	Collateralized by $10,130,000 Soundview Home Loan Trust, 7.0%, maturing on 2/25/2038 with a value of $8,321,167.
(d)	Collateralized by $127,665,800 U.S. Treasury Note, 0.75%, maturing on 6/30/2017 with a value of $126,480,014.
(e)	Collateralized by $19,244,600 U.S. Treasury Note, 0.75%, maturing on 3/31/2018 with a value of $18,820,622.
(f)	Collateralized by $16,013,600 U.S. Treasury Bond, 5.25%, maturing on 2/15/2029 with a value of $20,400,023.
(g)	Collateralized by $105,519,168 Federal National Mortgage Association, with the various coupon rates from 1.71-6.0%, with various maturity dates of 3/1/2018-8/1/2043 with a value of $108,120,001.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
222,780	Deutsche Bank AG	6.0	9/1/2017	262,816
1,331,964	GE Capital Trust I	6.375	11/15/2067	1,417,654
548,517	General Electric Capital Corp.	0.465	5/11/2016	544,150
417	Lorillard Tobacco Co.	8.125	6/23/2019	513
2,958,935	Macquarie Bank Ltd.	3.45	7/27/2015	3,030,693
169,531	National Australia Bank Ltd.	1.25	3/8/2018	165,322
1,000	Reinsurance Group of America, Inc.	6.75	12/15/2065	1,019
65,430	Royal Bank of Canada	3.125	4/14/2015	68,760
1,026,538	Science Applications International Corp.	5.5	7/1/2033	982,205
5,247,663	Societe Generale	2.2	9/14/2013	5,300,519
27,262	Verizon Communications, Inc.	6.25	4/1/2037	31,454
4,301	Wells Fargo & Co.	7.98	12/31/2099	4,957
55,605	Westpac Banking Corp.	1.25	12/15/2017	54,370
Total Collateral Value				11,864,432

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIQ: Liquidity Facility

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (i)	$—	$1,008,019,857	$—	$1,008,019,857
Repurchase Agreements	—	492,951,545	—	492,951,545

Total	$—	$1,500,971,402	$—	$1,500,971,402

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013